Prepayments and Other Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Prepayments and Other Assets, Net [Line Items]
Allowance for doubtful accounts	¥ 32,035	¥ 32,664
Other deposits	¥ 3,959	¥ 3,959
Minimum [Member]
Prepayments and Other Assets, Net [Line Items]
Original term	1 year
Interest rates	6.50%